Investment securities (Tables)	12 Months Ended
Dec. 31, 2017
Investment securities
end of	2017	2016
Investment securities (CHF million)
Securities available-for-sale	2,191	2,489
Total investment securities	2,191	2,489

Investment securities by type
Investment securities by type
end of	2017				2016
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Investment securities by type (CHF million)
Debt securities issued by Swiss federal, cantonal or local governmental entities	199	13	0	212	241	18	0	259
Debt securities issued by foreign governments	1,215	21	0	1,236	1,309	34	0	1,343
Corporate debt securities	238	0	0	238	287	0	0	287
Residential mortgage-backed securities [1]	207	0	0	207	497	0	0	497
Commercial mortgage-backed securities	173	0	0	173	14	0	0	14
Debt securities available-for-sale	2,032	34	0	2,066	2,348	52	0	2,400
Banks, trust and insurance companies	95	30	0	125	66	23	0	89
Equity securities available-for-sale	95	30	0	125	66	23	0	89
Securities available-for-sale	2,127	64	0	2,191	2,414	75	0	2,489
1 Relate to the consolidation of RMBS securitization VIEs where the assets are carried at fair value under the fair value option as are the VIEs’ liabilities recorded in long-term debt.

Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales, realized gains and realized losses from available-for-sale securities
in	2017		2016		2015
	Debt securities	Equity securities	Debt securities	Equity securities	Debt securities	Equity securities
Additional information (CHF million)
Proceeds from sales	7	7	9	4	1	17
Realized gains	0	0	0	0	0	2

Amortized cost, fair value and average yield of debt securities
Amortized cost, fair value and average yield of debt securities
	Debt securities available-for-sale
end of	Amortized cost	Fair value	Average yield (in %)
2017 (CHF million, except where indicated)
Due within 1 year	728	731	0.91
Due from 1 to 5 years	838	861	0.89
Due from 5 to 10 years	252	259	0.52
Due after 10 years	214	215	4.28
Total debt securities	2,032	2,066	1.21

Bank
Investment securities
end of	2017	2016
Investment securities (CHF million)
Securities available-for-sale	2,189	2,486
Total investment securities	2,189	2,486

Investment securities by type
Investment securities by type
end of	2017				2016
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Investment securities by type (CHF million)
Debt securities issued by the Swiss federal, cantonal or local governmental entities	197	13	0	210	239	18	0	257
Debt securities issued by foreign governments	1,215	21	0	1,236	1,309	34	0	1,343
Corporate debt securities	238	0	0	238	287	0	0	287
Residential mortgage-backed securities [1]	207	0	0	207	497	0	0	497
Commercial mortgage-backed securities	173	0	0	173	14	0	0	14
Debt securities available-for-sale	2,030	34	0	2,064	2,346	52	0	2,398
Banks, trust and insurance companies	95	30	0	125	65	23	0	88
Equity securities available-for-sale	95	30	0	125	65	23	0	88
Securities available-for-sale	2,125	64	0	2,189	2,411	75	0	2,486
1 Relate to the consolidation of RMBS securitization VIEs where the assets are carried at fair value under the fair value option as are the VIEs’ liabilities recorded in long-term debt.

Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales, realized gains and realized losses from available-for-sale securities
in	2017		2016		2015
	Debt securities	Equity securities	Debt securities	Equity securities	Debt securities	Equity securities
Additional information (CHF million)
Proceeds from sales	7	7	9	4	1	17
Realized gains	0	0	0	0	0	2

Amortized cost, fair value and average yield of debt securities
Amortized cost, fair value and average yield of debt securities
	Debt securities available-for-sale
end of	Amortized cost	Fair value	Average yield (in %)
2017 (CHF million)
Due within 1 year	728	731	0.91
Due from 1 to 5 years	838	861	0.89
Due from 5 to 10 years	250	257	0.52
Due after 10 years	214	215	4.28
Total debt securities	2,030	2,064	1.21